Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses and Other Payables [Abstract]
Payroll and welfare payable	$ 2,457	$ 2,030	$ 3,235
Payable for long-term investment (Note 7)	3,131
Accrued liability			50
VAT, and other taxes payable	2,827	2,473	831
Payables for office supply and utilities	958	711	743
Payables for purchase of property and equipment	54	52	432
Professional service fees	2,964	3,161
Deposits from agents	3,614	3,509	2,315
Others	420	227	28
Accrued expenses and other payabes	$ 16,425	$ 12,163	$ 7,634